Stock Award Plans and Stock-Based Compensation - Employee Stock Options (Details) - USD ($)			12 Months Ended
	Jun. 10, 2021	Feb. 05, 2021	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			132,669	190,476
Fair value of non-vested options			$ 2,300,000
Discontinued Operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment charges			1,600,000	$ 4,100,000
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued for warrants (in shares)	6	67
Warrants exercised for common shares (in shares)	82	195
Share-based payment charges			$ 2,900,000	2,300,000
Weighted average remaining term			1 year 1 month 13 days
Dividends assumption			$ 0	0
Options | Discontinued Operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment charges			$ 1,300,000	$ 900,000
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			132,669	190,476
Option grant life			10 years	10 years
Stock options fair value			$ 1,800,000	$ 4,600,000
2018 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercise price (in usd per share)			$ 39.74	$ 51.75
2018 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercise price (in usd per share)				$ 137.25
2018 Plan | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of option vested			100.00%	100.00%
Dividends assumption			$ 0
2018 Plan | Share-based Payment Arrangement, Tranche One | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			12 months	24 months
2018 Plan | Share-based Payment Arrangement, Tranche Two | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			24 months	36 months
2018 Plan | Share-based Payment Arrangement, Tranche Three | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			36 months	48 months